Consolidated Statement Of Profit Or Loss And Other Comprehensive Income - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income
Revenue from contracts with customers		₨ 48,187	₨ 48,412	₨ 43,144
Other operating income		80	78	176
Finance income		3,354	2,179	1,471
Other income		2,870	2,634	3,111
Total income		54,491	53,303	47,902
Expenses
Raw materials and consumables used		426	530	81
Employee benefits expense		1,259	951	1,008
Depreciation and amortisation		12,026	11,240	9,496
Other expenses		7,582	5,665	4,804
Finance costs		38,281	35,487	27,538
Total expenses		59,574	53,873	42,927
(Loss) / profit before share of profit of jointly controlled entities and tax		(5,083)	(570)	4,975
Share in loss of jointly controlled entities		(45)	(53)	(40)
(Loss) / profit before tax		(5,128)	(623)	4,935
Income tax expense
Current tax		785	486	1,186
Deferred tax		2,091	1,714	634
Adjustment of current tax relating to earlier years		28	(42)	(19)
(Loss) / profit for the year		(8,032)	(2,781)	3,134
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Net gain / (loss) on cash flow hedge reserve		(5,065)	2,220	(240)
Net gain / (loss) on cost of hedge reserve		(539)	(1,000)	(110)
Total gain / (loss) on cash flow hedges		(5,604)	1,220	(350)
Income tax effect		1,532	(1,856)	92
Other comprehensive income, net of tax, cash flow hedges		(4,072)	(636)	(258)
Exchange differences on translation of foreign operations		(2)	14	(2)
Income tax effect
Other comprehensive income, net of tax, exchange differences on translation		(2)	14	(2)
Net other comprehensive loss that may be reclassified to profit or loss in subsequent periods (b)		(4,074)	(622)	(260)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Re-measurement (loss) / gain of defined benefit plan		(8)	(13)	14
Income tax effect		1	4	(4)
Net other comprehensive (loss) / income that will not be reclassified to profit or loss in subsequent periods (c)		(7)	(9)	10
Other comprehensive loss for the year, net of tax (d) = (b) + (c)		(4,081)	(631)	(250)
Total comprehensive (loss) / income for the year, net of tax		(12,113)	(3,412)	2,884
(Loss) / profit attributable to:
Equity holders of the parent		(7,818)	(2,696)	2,646
Non-controlling interests		(214)	(85)	488
(Loss) / profit for the year		(8,032)	(2,781)	3,134
Total comprehensive (loss) / income attributable to:
Equity holders of the parent		(11,965)	(3,265)	2,413
Non-controlling interests		(148)	(147)	471
Total comprehensive (loss) / income for the year, net of tax		₨ (12,113)	₨ (3,412)	₨ 2,884
Earnings per share (face value per share: INR 10)
Basic (loss) / profit attributable to ordinary equity holders of the Parent (in INR)		₨ (16.16)	₨ (5.87)	₨ 6.97
Diluted (loss) / profit attributable to ordinary equity holders of the Parent (in INR)	[1]	₨ (16.16)	₨ (5.87)	₨ 6.86

[1]	Since the effect of conversion of employee stock option plan was anti-dilutive in the years ended 31 March 2021 and 2020, it has not been considered for the purpose of computing diluted EPS.